Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases - Schedule of Lease Costs

In the years 2024, 2023, and 2022 we recognized rent expenses associated with our leases as follows:

	12 months ended December 31,
USD'000	2024	2023	2022
Finance lease cost:
Amortization of right-of-use assets	-	-	33
Interest on lease liabilities	-	-	1
Operating lease cost:
Fixed rent expense	665	668	587
Short-term lease cost	-	-	2
Net lease cost from continuing operations	665	668	623
Lease cost - Cost of sales	-	-	-
Lease cost - General & administrative expenses	665	668	623
Net lease cost from continuing operations	665	668	623

Leases - Schedule of Cash and Non-Cash Activities Associated with Leases

In the years 2024 and 2023, we had the following cash and non-cash activities associated with our leases:

	As at December 31,	As at December 31,
USD'000	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	-	-
Operating cash flows from operating leases	657	614
Financing cash flows from finance leases	-	-
Non-cash investing and financing activities:
Net lease cost from continuing operations	665	668
Additions to ROU assets obtained from:
New operating lease liabilities	62	66

Leases - Schedule of Right-of-Use Assets and Lease Liabilities

The following table provides the details of right-of-use assets and lease liabilities as of December 31, 2024 and December 31, 2023:

USD'000	As at December 31, 2024	As at December 31, 2023
Right-of-use assets:
Operating leases	1,502	2,052
Total right-of-use assets	1,502	2,052
Lease liabilities:
Operating leases	1,460	2,081
Total lease liabilities	1,460	2,081

Leases - Schedule of Future Minimum Lease Payments

As at December 31, 2024, future minimum annual lease payments were as follows:

	USD'000	USD'000	USD'000	USD'000
Year	Operating	Short-term	Finance	Total
2025	616	-	-	616
2026	543	-	-	543
2027	288	-	-	288
2028	158	-	-	158
2029 and beyond	-	-	-	-
Total future minimum operating and short-term lease payments	1,605	-	-	1,605
Less effects of discounting	(145)	-	-	(145)
Lease liabilities recognized	1,460	-	-	1,460